Net Loss Per Share	12 Months Ended
Dec. 31, 2013
Net Loss Per Share
Net Loss Per Share

15. Net Loss Per Share

Basic and diluted net loss per share is calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2013	2012	2011
Numerator:
Net loss	$(60,690)	$(69,128)	$(42,476)
Extinguishment of preferred stock	—	—	60,937
Accretion of preferred stock	(17,471)	(13,992)	(10,933)
Earnings attributable to participating preferred stockholders	—	—	(7,415)

Earnings (loss) attributable to common stockholders — basic	(78,161)	(83,120)	113
Effect of dilutive convertible preferred stock	—	—	—

Earnings (loss) attributable to common stockholders — diluted	$(78,161)	$(83,120)	$113

Denominator:
Weighted-average number of common shares used in (loss) earnings per share — basic	383,310	368,261	219,254
Effect of dilutive options to purchase common stock	—	—	203,917
Effect of dilutive convertible preferred stock	—	—	1,351,764

Weighted-average number of common shares used in (loss) earnings per share — diluted	383,310	368,261	1,774,935

(Loss) earnings per share — basic	$(203.91)	$(225.71)	$0.51
Effect of dilutive options to purchase common stock	—	—	$(0.25)
Effect of dilutive convertible preferred stock	—	—	$(0.20)

(Loss) earnings per share — diluted	$(203.91)	$(225.71)	$0.06

The following potentially dilutive securities, prior to the use of the treasury stock method, have been excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive. For the years ended December 31, 2013 and 2012, all convertible preferred stock, options to purchase common stock and warrants outstanding were assumed to be anti-dilutive as earnings attributable to common stockholders was in a loss position.

	Year Ended December 31,
	2013	2012	2011
Convertible preferred stock	6,617,686	3,412,898	5,419,946
Options to purchase common stock	1,743,890	1,706,539	784,350
Warrants	545,797	15,000	8,860